Consolidated Statements of Changes in Equity - CAD ($)	Share Capital [Member]	Warrants [Member]	Share Based Payments [Member]	Brokers Compensation Warrants [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Aug. 31, 2016	$ 167,181,354	$ 4,313,701	$ 16,700,417	$ 254,112	$ (71,432,564)	$ 117,017,020
Beginning Balance (Shares) at Aug. 31, 2016	179,524,206
Statements [Line Items]
Equity offerings	$ 2,064,182					2,064,182
Equity offerings (Shares)	13,545,454
Issue for other considerations	$ 92,500					92,500
Issue for other considerations (Shares)	500,000
Conversion of redeemable preferred shares	$ 110,250					110,250
Conversion of redeemable preferred shares (Shares)	890,861
Exercise of warrants	$ 341,250					341,250
Exercise of warrants (Shares)	2,275,000
Reserve transferred on exercise of compensation warrants	$ 55,488	(55,488)
Compensation warrants issued on equity offerings				40,054		40,054
Share based compensation			254,994			254,994
Share issuance costs - cash	(211,765)					(211,765)
Share issuance costs - compensation warrants issued	(40,054)					(40,054)
Net loss for the year					(3,357,321)	(3,357,321)
Ending Balance at Aug. 31, 2017	$ 169,593,205	4,258,213	16,955,411	294,166	(74,789,885)	116,311,110
Ending Balance (Shares) at Aug. 31, 2017	196,735,521
Statements [Line Items]
Equity offerings	$ 1,875,886	77,290				1,953,176
Equity offerings (Shares)	17,652,400
Conversion of redeemable preferred shares	$ 2,189,250					2,189,250
Conversion of redeemable preferred shares (Shares)	22,280,507
Exercise of compensation warrants	$ 33,000					33,000
Exercise of compensation warrants (Shares)	300,000
Exercise of options	$ 5,500					5,500
Exercise of options (Shares)	50,000
Reserve transferred on exercise of options	$ 2,137		(2,137)
Reserve transferred on exercise of compensation warrants	26,671			(26,671)
Compensation warrants issued on equity offerings				18,505		18,505
Share based compensation			176,836			176,836
Share issuance costs - cash	(107,282)	(5,138)				(112,420)
Share issuance costs - compensation warrants issued	(17,570)	(935)				(18,505)
Net loss for the year					(3,240,744)	(3,240,744)
Ending Balance at Aug. 31, 2018	$ 173,600,797	4,329,430	17,130,110	286,000	(78,030,629)	117,315,708
Ending Balance (Shares) at Aug. 31, 2018	237,018,428
Statements [Line Items]
Equity offerings	$ 918,725	7,525				926,250
Equity offerings (Shares)	15,375,000
Conversion of redeemable preferred shares	$ 2,773,313					2,773,313
Conversion of redeemable preferred shares (Shares)	53,337,055
Conversion of note payable	$ 425,000					425,000
Conversion of note payable (Shares)	7,721,966
Exercise of warrants	$ 120,000					120,000
Exercise of warrants (Shares)	1,000,000
Exercise of options	$ 20,000					20,000
Exercise of options (Shares)	200,000
Reserve transferred on exercise of options	$ 1,850		(1,850)
Reserve transferred on exercise of warrants	6,657	(6,657)
Share based compensation			97,222			97,222
Share issuance costs - cash	(63,642)	(261)				(63,903)
Net loss for the year					(3,386,335)	(3,386,335)
Ending Balance at Aug. 31, 2019	$ 177,802,700	$ 4,330,037	$ 17,225,482	$ 286,000	$ (81,416,964)	$ 118,227,255
Ending Balance (Shares) at Aug. 31, 2019	314,652,449